Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	98,388,305
Proposed Maximum Offering Price per Unit	1.4975
Maximum Aggregate Offering Price	$ 147,336,486.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,347.17
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable upon conversion of the shares of Series D convertible preferred stock (the “Series D Preferred Shares”) issued or issuable by Alzamend Neuro, Inc. (the “Company”) to Ault Lending, LLC (the “Selling Stockholder”) pursuant to that certain securities purchase agreement by and between the Company and the Selling Stockholder dated as of July 31, 2026 (the “Purchase Agreement”), as amended by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Company’s common stock (“Common Stock”), as applicable.

(b) Represents shares of Common Stock issuable upon conversion of the Series D Preferred Shares to be sold by the Company to the Selling Stockholder pursuant to the Purchase Agreement.

(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on The Nasdaq Capital Market on August 14, 2026, which date is within five business days prior to the filing of this registration statement.